Cover	May 17, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2023
Entity File Number	001-00035
Entity Registrant Name	General Electric Company
Entity Central Index Key	0000040545
Entity Tax Identification Number	14-0689340
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	One Financial Center, Suite 3700
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	617
Local Phone Number	443-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	5 Necco Street, Boston, MA, 02210
Common Stock [Member]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GE
Security Exchange Name	NYSE
1.250% Notes due 2023
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	GE 23E
Security Exchange Name	NYSE
0.875% Notes due 2025
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	GE 25
Security Exchange Name	NYSE
1.875% Notes due 2027
Title of 12(b) Security	1.875% Notes due 2027
Trading Symbol	GE 27E
Security Exchange Name	NYSE
1.500% Notes due 2029
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	GE 29
Security Exchange Name	NYSE
7 1/2% Guaranteed Subordinated Notes due 2035
Title of 12(b) Security	7 1/2% Guaranteed Subordinated Notes due 2035
Trading Symbol	GE /35
Security Exchange Name	NYSE
2.125% Notes due 2037
Title of 12(b) Security	2.125% Notes due 2037
Trading Symbol	GE 37
Security Exchange Name	NYSE